SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable-non retention	$ 2,650,666	$ 2,261,766
Retention receivable	2,398,479	2,517,014
Total	5,049,145	4,778,780
Less: Allowance for credit loss	(4,814,810)	(4,702,314)
Account receivable and retention receivables, net	234,335	76,466
Less: Current portion	225,857	67,897
Non-current portion	$ 8,478	$ 8,569